Stockholders' Equity - Equity-Based Compensation Expense - 2021 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 04, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Previously granted awards vested				0
Granted				975
Weighted-average grant date fair value granted				$ 7.92
Stock compensation expense		$ 1,087	$ 0	$ 1,341	$ 0
Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares outstanding		87,367,972		87,367,972
Restricted Stock Units ("RSU's")
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation, expected to be recognized over weighted-average period				2 years 7 months 6 days
Executive Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation, expected to be recognized over weighted-average period				2 years 7 months 6 days
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Previously granted awards vested		0	0	0
Granted		77,000	0
Weighted-average grant date fair value granted		$ 7.41
Stock compensation expense		$ 1,100	$ 0
2021 Plan | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Initial shares available under plan	7,000,000
Equity-based compensation incremental description		be increased automatically, without further action of the Company’s board of directors, on January 1st of each calendar year commencing after the Closing Date and ending on (and including) January 1, 2031, by a number of shares of Class A Common Stock equal to the lesser of (i) four percent of the aggregate number of shares of Class A Common Stock outstanding on December 31st of the immediately preceding calendar year, excluding for this purpose any such outstanding shares of Class A Common Stock that were granted under the 2021 Plan and remain unvested and subject to forfeiture as of the relevant December 31st, or (B) a lesser number of shares of Class A Common Stock as determined by the Company’s board of directors or the Compensation Committee of the board of directors prior to the relevant January 1st.		be increased automatically, without further action of the Company’s board of directors, on January 1st of each calendar year commencing after the Closing Date and ending on (and including) January 1, 2031, by a number of shares of Class A Common Stock equal to the lesser of (i) four percent of the aggregate number of shares of Class A Common Stock outstanding on December 31st of the immediately preceding calendar year, excluding for this purpose any such outstanding shares of Class A Common Stock that were granted under the 2021 Plan and remain unvested and subject to forfeiture as of the relevant December 31st, or (B) a lesser number of shares of Class A Common Stock as determined by the Company’s board of directors or the Compensation Committee of the board of directors prior to the relevant January 1st.
Incremental percentage of shares available for the plan of outstanding shares	4.00%
Common stock, shares outstanding				0
2021 Plan | Award Vesting on October 29, 2022, the first anniversary | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage				33.30%
2021 Plan | Awards vest each on June 8th 2023, and June 8th, 2024 | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage				33.30%
2021 Plan | Restricted Stock Units ("RSU's")
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 7,900	$ 0
Unrecognized stock-based compensation, expected to be recognized over weighted-average period		2 years 6 months
2021 Plan | Restricted Stock Units ("RSU's") | Award Vesting on October 29, 2022, the first anniversary | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage				33.30%
2021 Plan | Restricted Stock Units ("RSU's") | Award Vesting on October 29, 2022, the first anniversary | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage				33.30%
2021 Plan | Restricted Stock Units ("RSU's") | Award Vesting on October 29, 2022, the first anniversary | Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage				100.00%
2021 Plan | Restricted Stock Units ("RSU's") | Award vesting at end of each twelve month after first anniversary | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage				33.30%
2021 Plan | Restricted Stock Units ("RSU's") | Awards vest each on June 8th 2023, and June 8th, 2024 | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage				33.30%
2021 Plan | Executive Options | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Strike price per share				$ 10.00